Financial risk management	6 Months Ended
Jun. 30, 2025
Financial risk management
Financial risk management

8.Financial risk management

The Interim Financial Information does not include all financial risk management information and disclosures required in the annual financial statements; the Interim Financial Information should be read in conjunction with the Group’s annual financial statements as at 31 December 2024. There have been no major changes in any risk management policies or processes since the previous year end.

(a)	Financial instruments by category

The aggregate carrying amounts of the Group’s financial instruments are as follows:

	30 June	31 December
	2025	2024
	US$’000	US$’000
Equity financial assets, at FVOCI	17,240	23,132
Equity financial assets, at FVPL	1,597	2,769
Derivative assets measured at fair value	78,143	82,040
Derivative liabilities measured at fair value	(53,544)	(26,096)
Financial assets at amortised cost	680,217	437,401
Financial liabilities at amortised cost	(1,284,407)	(1,097,701)

(b)	Estimation of fair value

IFRS 13 established a fair value hierarchy that prioritises inputs used to measure fair value. The three levels of the fair value input hierarchy defined by IFRS 13 are as follows:

(i)	quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
(ii)	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2); and
(iii)	inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

Derivative financial assets and liabilities

The Group’s financial derivative instruments primarily relate to interest rate swaps, forward freight agreements, bunker swaps and commodity contracts measured at fair value (note 3).

Level 2 classifications primarily include exchange-traded futures including interest rate swaps, forward freight agreements, bunker swaps and commodity contracts. The fair values of interest rate swaps are calculated at the present value of estimated future cash flows based on observable yield curves. The fair values of forward freight agreements, bunker swaps and commodity contracts measured at fair value are determined using forward commodity indices at the balance sheet date.

Level 3 classifications primarily include the physical buy and sell commodity contracts where the fair values are estimated using valuation techniques based on the best information available. The fair values are estimated based on observable market prices obtained from exchanges and broker quotes, adjusted for location differentials and unobservable inputs such as shipping and financing costs. Where observable market prices are not available for commodity and freight prices are not available for the remaining tenure of the physical commodity contracts, management has utilised unobservable inputs based on internally developed proxy curves for the estimation of these prices beyond the observable period. As the fair value estimation process involves uncertainties and significant judgement over the unobservable inputs and assumptions, the fair values of the physical buy and sell commodity contracts are classified under Level 3.

8.Financial risk management (continued)

(b)	Estimation of fair value (continued)

Non-derivative non-current financial assets and liabilities

	Level 1	Level 2	Level 3	Total
	US$’000	US$’000	US$’000	US$’000
30 June 2025
Assets
Equity financial assets, at FVOCI	17,240	—	—	17,240
Equity financial assets, at FVPL	—	—	1,597	1,597
Derivative financial instruments	—	17,935	60,208	78,143
Total assets	17,240	17,935	61,805	96,980

Liabilities
Derivative financial instruments	—	7,749	45,795	53,544
Total liabilities	—	7,749	45,795	53,544

31 December 2024
Assets
Equity financial assets, at FVOCI	23,132	—	—	23,132
Equity financial assets, at FVPL	—	—	2,769	2,769
Derivative financial instruments	—	16,475	65,565	82,040
Total assets	23,132	16,475	68,334	107,941

Liabilities
Derivative financial instruments	—	12,166	13,930	26,096
Total liabilities	—	12,166	13,930	26,096

The carrying amount of non-derivative non-current financial assets and liabilities which bear floating interest rates are assumed to approximate their fair value because of the short repricing period. There are no non-current financial assets and liabilities which do not bear floating interest rates.

Non-derivative current financial assets and liabilities

The carrying amounts of financial assets and liabilities with a maturity of less than one year are assumed to approximate their fair value because of the short period to maturity.